Basic and diluted net loss per share (Details) - Exascale Labs Inc [Member] - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Net loss attributable to common shareholders		$ (12,162,391)	$ (7,659,667)
Denominator:
Weighted average number of shares used to compute loss per share Basic	[1]	1,500	1,500
Weighted average number of shares used to compute loss per share Diluted	[1]	1,500	1,500
Basic Loss per share		$ (8,108.26)	$ (5,106.44)
Diluted Loss per share		$ (8,108.26)	$ (5,106.44)

[1]	In January 2026, the Company adopted an Amended and Restated Certificate of Incorporation, which established a dual-class common stock structure. Under this new structure, the Company’s equity is divided into 303 shares of Class A common stock and 1,197 shares of Class B common stock, which are entitled to one (1) vote and twenty (20) votes per share, respectively. Despite the differential in voting power, Class A common stock and Class B common stock rank pari passu in all other respects, sharing ratably in dividends and any distributions upon liquidation.